Financial risk management, objectives and policies, Market Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Type	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Market risk [Abstract]
Number of types of risk in market prices | Type	4
Increase (decrease) in profit (loss) due to change in interest rates by fifty basis points | $	$ (1,162)	$ (2,076)	$ (2,185)